Related Party Transactions (Details) $ / shares in Units, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2021 shares	Feb. 18, 2020 shares	Sep. 30, 2021 USD ($) director	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) director $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) director $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Outstanding amounts from related parties			$ 0.0		$ 0.0		$ 0.0
Outstanding amounts to related parties			0.0		0.0		0.0
Common shares contribution to the Lemonade Foundation					0.0	$ 12.2	12.2	$ 0.0	$ 0.0
Follow On Offering, Selling Shareholders
Related Party Transaction [Line Items]
Common stock sold (shares) | shares	1,524,314
The Lemonade Foundation
Related Party Transaction [Line Items]
Outstanding amounts from related parties			0.0		0.0
Outstanding amounts to related parties			0.0		0.0
The Lemonade Foundation | Follow On Offering, Selling Shareholders
Related Party Transaction [Line Items]
Common stock sold (shares) | shares	100,000
Key stockholder | Travel related expenses
Related Party Transaction [Line Items]
Expenses with related parties			$ 0.1	$ 0.1	$ 0.1	0.1	$ 0.1	0.3	0.2
Affiliated entity | The Lemonade Foundation
Related Party Transaction [Line Items]
Number of shared directors | director			2		2		2
Contribution to the Lemonade Foundation (shares) | shares		500,000			500,000		500,000
Contribution of common stock to related party, fair value (usd per share) | $ / shares					$ 24.36		$ 24.36
Common shares contribution to the Lemonade Foundation							$ 12.2
Affiliated entity | Rental expense
Related Party Transaction [Line Items]
Expenses with related parties			$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1